BUSINESS ORGANIZATION AND NATURE OF OPERATIONS	12 Months Ended
May 31, 2018
Disclosure Text Block [Abstract]
Nature of Operations [Text Block]

NOTE 1 – BUSINESS ORGANIZATION AND NATURE OF OPERATIONS

CLS Holdings USA, Inc. (the “Company”) was originally incorporated as Adelt Design, Inc. (“Adelt”) on March 31, 2011 to manufacture and market carpet binding art. Production and marketing of carpet binding art never commenced.

On November 12, 2014, CLS Labs, Inc. (“CLS Labs”) acquired 10,000,000 shares, or 55.6%, of the outstanding shares of common stock of Adelt from its founder, Larry Adelt. On that date, Jeffrey Binder, the Chairman, President and Chief Executive Officer of CLS Labs, was appointed Chairman, President and Chief Executive Officer of the Company. On November 20, 2014, Adelt adopted amended and restated articles of incorporation, thereby changing its name to CLS Holdings USA, Inc. Effective December 10, 2014, the Company effected a reverse stock split of its issued and outstanding common stock at a ratio of 1-for-0.625 (the “Reverse Split”), wherein 0.625 shares of the Company’s common stock were issued in exchange for each share of common stock issued and outstanding. As a result, 6,250,000 shares of the Company’s common stock were issued to CLS Labs in exchange for the 10,000,000 shares that it owned by virtue of the above-referenced purchase from Larry Adelt.

On April 29, 2015, the Company, CLS Labs and CLS Merger Inc., a Nevada corporation and wholly owned subsidiary of CLS Holdings  (“Merger Sub”), entered into an Agreement and Plan of Merger (the “Merger Agreement”) and completed a merger, whereby CLS Merger Inc. merged with and into CLS Labs, with CLS Labs remaining as the surviving entity (the “Merger”). Upon the consummation of the Merger, the shares of the common stock of CLS Holdings owned by CLS Labs were extinguished and the former stockholders of CLS Labs were issued an aggregate of 15,000,000 (post Reverse Split) shares of common stock in CLS Holdings in exchange for their shares of common stock in CLS Labs. As a result of the Merger, the Company acquired the business of CLS Labs and abandoned its previous business.

The Company has been issued a U.S. patent with respect to its proprietary method of extracting cannabinoids from cannabis plants and converting the resulting cannabinoid extracts into concentrates such as oils, waxes, edibles and shatter. These concentrates may be ingested in a number of ways, including through vaporization via electronic cigarettes (“e-cigarettes”), and used for a variety of pharmaceutical and other purposes. Internal testing of this extraction method and conversion process has revealed that it produces a cleaner, higher quality product and a significantly higher yield than the cannabinoid extraction processes currently existing in the marketplace. The Company has not commercialized its proprietary process or otherwise earned any revenues.  The Company plans to generate revenues through licensing, fee-for-service and joint venture arrangements related to its proprietary method of extracting cannabinoids from cannabis plants and converting the resulting cannabinoid extracts into saleable concentrates.

On December 4, 2017, the Company and Alternative Solutions, LLC (“Alternative Solutions”) entered into a Membership Interest Purchase Agreement (the “Acquisition Agreement”) for the Company to acquire the outstanding equity interests in three subsidiaries (collectively, the “Oasis LLCs”), Serenity Wellness Center LLC d/b/a/ Oasis Medical Cannabis, Serenity Wellness Growers LLC, and Serenity Wellness Products LLS, from Alternative Solutions.  Pursuant to the Acquisition Agreement, the Company paid a non-refundable deposit of $250,000 upon signing, which was followed by an additional payment of $1,800,000 on February 5, 2018, for an initial 10% of each of the subsidiaries. The closing consideration that the Company must pay to acquire the remaining 90% of the subsidiaries, is equal to cash in the amount of $6,200,000, a $4.0 million promissory note due in December 2019, and $6,000,000 in shares of the Company’s common stock. The Oasis LLCs collectively own and operate a vertically integrated cannabis business, including one dispensary, in Las Vegas, Nevada.